CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - PHP (₱) ₱ in Millions	Total	Issued Capital [Member] Preferred Stock [Member]	Issued Capital [Member] Common Stock [Member]	Treasury Stock [Member]	Treasury Shares Under Employee Benefit Trust Member	Capital in Excess of Par Value [Member]	Other Equity Reserves [Member]	Retained Earnings [Member]	Other Comprehensive (Loss) [Member]	Total Equity Attributable to Equity Holders of PLDT [Member]	Noncontrolling Interests [Member]
Beginning balance (As previously stated [member]) at Dec. 31, 2018	₱ 116,666	₱ 510	₱ 1,093	₱ (6,505)	₱ (854)	₱ 130,526	₱ 697	₱ 12,081	₱ (25,190)	₱ 112,358	₱ 4,308
Balances restated at Dec. 31, 2018	115,742	510	1,093	(6,505)	(854)	130,526	697	11,157	(25,190)	111,434	4,308
Treasury shares under employee benefit trust (Note 26)	330				460	(130)				330
Other equity reserves (Note 26)	(421)						(421)			(421)
Cash dividends (Note 20)	(15,630)							(15,615)		(15,615)	(15)
Total comprehensive income (loss):	16,604							22,521	(6,178)	16,343	261
NET INCOME	22,786							22,521		22,521	265
Other comprehensive income (loss) (Note 6)	(6,182)								(6,178)	(6,178)	(4)
Distribution charges on perpetual notes (Note 20)	(236)										(236)
Acquisition and dilution of noncontrolling interests	(99)					(84)				(84)	(15)
Ending balance at Dec. 31, 2019	116,290	510	1,093	(6,505)	(394)	130,312	276	18,063	(31,368)	111,987	4,303
Effect of adoption of IFRS 16	(924)							(924)		(924)
Treasury shares under employee benefit trust (Note 26)	373				373					373
Other equity reserves (Note 26)	(257)						(257)			(257)
Cash dividends (Note 20)	(16,785)							(16,695)		(16,695)	(90)
Total comprehensive income (loss):	20,290							24,284	(4,284)	20,000	290
NET INCOME	24,580							24,284		24,284	296
Other comprehensive income (loss) (Note 6)	(4,290)								(4,284)	(4,284)	(6)
Distribution charges on perpetual notes (Note 20)	(236)										(236)
Acquisition and dilution of noncontrolling interests	(10)										(10)
Ending balance at Dec. 31, 2020	119,665	510	1,093	(6,505)	(21)	130,312	19	25,652	(35,652)	115,408	4,257
Treasury shares under employee benefit trust (Note 26)	21				₱ 21					21
Other equity reserves (Note 26)	(19)						₱ (19)			(19)
Cash dividends (Note 20)	(17,860)							(17,776)		(17,776)	(84)
Total comprehensive income (loss):	25,897							26,367	(785)	25,582	315
NET INCOME	26,676							26,367		26,367	309
Other comprehensive income (loss) (Note 6)	(779)								(785)	(785)	6
Distribution charges on perpetual notes (Note 20)	(236)										(236)
Acquisition and dilution of noncontrolling interests	(3)										(3)
Ending balance at Dec. 31, 2021	₱ 127,465	₱ 510	₱ 1,093	₱ (6,505)		₱ 130,312		₱ 34,243	₱ (36,437)	₱ 123,216	₱ 4,249